PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions reconciliation
Provisions at beginning of period	$ 924.9
Additions	71.5
Reductions	(47.1)
Reclamation spending	(25.7)
Accretion	14.2
Reclamation expense	0.1
Provisions at end of period	937.9	$ 924.9
Current portion	90.0
Non-current portion	847.9
Other operating expense	294.6	186.5
Reclamation and remediation obligations
Provisions reconciliation
Provisions at beginning of period	896.1
Additions	23.0
Reductions	(40.7)
Reclamation spending	(25.7)
Accretion	14.2
Reclamation expense	0.1
Provisions at end of period	867.0	896.1
Current portion	41.9
Non-current portion	825.1
Other operating expense	0.1	6.6
Letter of credit issued to various agencies	384.7	379.9
Surety bonds outstanding	$ 307.4	$ 289.3
Reclamation and remediation obligations | Minimum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	1.30%	0.40%
Inflation rate used in estimating the site restoration cost obligation (in percent)	2.30%	2.10%
Reclamation and remediation obligations | Maximum
Provisions reconciliation
Discount rate used in estimating site restoration cost obligation (in percent)	10.30%	13.30%
Inflation rate used in estimating the site restoration cost obligation (in percent)	5.30%	4.00%
Other
Provisions reconciliation
Provisions at beginning of period	$ 28.8
Additions	48.5
Reductions	(6.4)
Provisions at end of period	70.9	$ 28.8
Current portion	48.1
Non-current portion	$ 22.8